Schedule of Operating Lease Liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liability
Beginning Balance		$ 62,277	$ 176,607
Addition	114,920
Interest expense	3,611	1,834	12,696
Lease payments	(60,000)	(64,828)	(129,191)
Foreign exchange loss		717	2,165
Ending balance	$ 58,531		$ 62,277